UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.69%, 3/25/35 (a)	$5,890		$5,384,974
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.34%, 1/25/28 (a)	2,664		2,739,947
GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34 (a)	922		929,477
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.68%, 10/25/35 (a)	1,875		935,589
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	236		253,682
Series 1996-20G, 7.70%, 7/01/16	259		283,450
Series 1996-20H, 7.25%, 8/01/16	394		425,774
Series 1996-20K, 6.95%, 11/01/16	586		628,631
Series 1997-20C, 7.15%, 3/01/17	242		264,913

			11,846,437

Interest Only — 0.2%
Small Business Administration, Series 1, 1.00%, 4/01/15	2,107		21,069
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	5,180		343,162
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	9		597,912

			962,143

Total Asset-Backed Securities – 2.6%			12,808,580

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.8%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	—	(c)	159
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	1,519		1,446,891

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded):
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	$1,359		$1,193,874
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.52%, 10/25/35 (a)	3,358		2,541,064
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 5.76%, 1/25/37 (a)	508		388,808
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.15%, 8/25/23 (a)	94		105,535
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	4,417		4,604,679
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.85%, 8/25/34 (a)	1,434		1,332,496
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 1.41%, 1/25/46 (a)	5,446		2,397,993

			14,011,499

Commercial Mortgage-Backed Securities — 4.3%
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class A2, 5.25%, 12/15/39 (d)	13,663		13,922,449
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,487,258
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	2,695		2,895,490
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.93%, 6/15/49 (a)	2,200		2,279,683

			21,584,880

Interest Only Collateralized Mortgage Obligations — 1.3%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1AIO, 0.29%, 5/25/18 (a)	112,065		784,475
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	1,031		110,660

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded):
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14	$—	(c)	$668
First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	32		5,015
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)	5,334		106,674
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	118,833		501,474
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	13,879		145,311
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	687		104,460
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	785		49,050
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	40,230		622,357
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-18, Class 7AX, 5.50%, 9/25/35 (a)	863		95,229
Series 2005-20, Class 3AX, 5.50%, 10/25/35	1,905		224,443
Series 2006-7, Class 3AS, 2.37%, 8/25/36 (a)	30,844		3,392,847
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.05%, 5/15/29 (a)	60,785		107,772

			6,250,435

Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.67%, 6/20/29 (a)(b)	3,132		110,795
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)	27		1

			110,796

Principal Only Collateralized Mortgage Obligations — 0.9%
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2003-26, Class PO, 8/25/33	2,420		1,606,928
Series 2003-J4, Class PO, 6/25/33	403		322,835
Series 2003-J5, Class PO, 7/25/33	823		671,694
Series 2003-J8, Class PO, 9/25/23	561		462,861

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (concluded):
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	$12		$11,929
Series V, 9/01/18	63		61,255
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	126		113,653
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	983		618,261
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	8		5,472
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	648		417,860

			4,292,748

Total Non-Agency Mortgage-Backed Securities – 9.3%			46,250,358

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.3%
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	229		229,273
Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23	2		2,077
Federal Housing Administration, Reilly Project, Series 41, 8.28%, 3/01/20	608		608,362
Federal Housing Administration, USGI Projects:
Series 87, 7.43%, 12/01/22	69		69,019
Series 99, 7.43%, 6/01/21	4,636		4,636,469
Series 99, 7.43%, 10/01/23	43		42,786
Series 99, 7.43%, 10/01/23	126		126,412
Resolution Funding Corp., 9.89% 4/15/30 (e)(f)	13,000		5,615,701

			11,330,099

Collateralized Mortgage Obligations — 14.0%
Fannie Mae Mortgage-Backed Securities:
Series 1991-38, Class F, 8.33%, 4/25/21 (a)	5		5,022
Series 1991-38, Class SA, 10.19%, 4/25/21 (a)	5		5,075
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	—	(c)	5,721
Series 1991-87, Class S, 25.94%, 8/25/21 (a)	68		106,961
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	488		537,560

2	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2003-32, Class VT, 6.00%, 9/25/15	$4,698		$4,846,826
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		13,960,526
Series 2004-29, Class HC, 7.50%, 7/25/30	871		913,001
Series 2004-31, Class ZG, 7.50%, 5/25/34	2,999		3,672,318
Series 2005-68, Class PC, 5.50%, 7/25/35	1,095		1,215,131
Series 2005-73, Class DS, 16.89%, 8/25/35 (a)	3,528		4,405,489
Series 2006-2, Class KP, 0.00%, 2/25/35 (a)	472		437,259
Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(c)	4,733
Series G-17, Class S, 0.58%, 6/25/21 (a)	—	(c)	6,428
Series G-33, Class PV, 1.08%, 10/25/21	—	(c)	5,450
Series G-49, Class S, 5.55%, 12/25/21 (a)	—	(c)	2,475
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	104		114,847
Series 19, Class R, 9.76%, 3/15/20 (a)	—	(c)	1,653
Series 40, Class K, 6.50%, 8/17/24	412		473,329
Series 75, Class R, 9.50%, 1/15/21	—	(c)	3
Series 75, Class RS, 22.41%, 1/15/21 (a)	—	(c)	3
Series 173, Class R, 0.00%, 11/15/21	—	(c)	15
Series 173, Class RS, 9.14%, 11/15/21 (a)	—	(c)	16
Series 192, Class U, 1.01%, 2/15/22 (a)	—	(c)	68
Series 1057, Class J, 1.01%, 3/15/21	—	(c)	2,581
Series 1160, Class F, 38.83%, 10/15/21 (a)	22		42,838
Series 1961, Class H, 6.50%, 5/15/12	9		9,360
Series 2218, Class Z, 8.50%, 3/15/30	5,979		7,300,555
Series 2542, Class UC, 6.00%, 12/15/22	10,200		11,239,125
Series 2758, Class KV, 5.50%, 5/15/23	9,887		11,126,174
Series 2765, Class UA, 4.00%, 3/15/11	309		312,937
Series 2861, Class AX, 10.42%, 9/15/34 (a)	306		327,367
Series 2927, Class BZ, 5.50%, 2/15/35	2,845		3,145,054

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	$639		$698,014
Series 2001-33, Class PB, 6.50%, 7/20/31	1,039		1,116,858
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,810,249

			69,851,021

Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12	3,800		3,892,245

Interest Only Collateralized Mortgage Obligations — 5.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	5		966
Series 89, Class 2, 8.00%, 10/01/18	9		1,196
Series 94, Class 2, 9.50%, 8/01/21	4		842
Series 1990-123, Class M, 1,009.50%, 10/25/20	—	(c)	691
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	14		19,469
Series 1991-38, Class N, 1,008.50%, 4/25/21	—	(c)	8
Series 1991-99, Class L, 930.00%, 8/25/21	—	(c)	2,983
Series 1991-139, Class PT, 648.30%, 10/25/21	—	(c)	4,069
Series 1993-199, Class SB, 2.63%, 10/25/23 (a)	1,004		108,487
Series 1996-68, Class SC, 2.26%, 1/25/24 (a)	670		50,412
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	399		14,505
Series 1997-90, Class M, 6.00%, 1/25/28	7,227		1,183,621
Series 1999-W4, Class IO, 6.50%, 12/25/28	416		74,602
Series 2005-43, Class IC, 6.00%, 3/25/34	12		62
Series G-10, Class S, 575.40%, 5/25/21 (a)	—	(c)	13,807
Series G-12, Class S, 608.10%, 5/25/21 (a)	—	(c)	10,425
Series G-50, Class G, 1,158.60%, 12/25/21	—	(c)	875
Series G92-5, Class H, 9.00%, 1/25/22	104		16,574
Series G92-12, Class C, 1,016.80%, 2/25/22	—	(c)	6,203
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	302		10,642
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—	(c)	760

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 200, Class R, 98,522.80%, 12/15/22 (a)	$—	(c)	$16
Series 1043, Class H, 0.02%, 2/15/21 (a)	9		18,737
Series 1054, Class I, 435.30%, 3/15/21 (a)	—	(c)	1,652
Series 1056, Class KD, 1.08%, 3/15/21	—	(c)	1,009
Series 1148, Class E, 592.50%, 10/15/21 (a)	—	(c)	6,807
Series 1914, Class PC, 0.75%, 12/15/11	274		673
Series 2545, Class NI, 5.50%, 3/15/22	458		14,894
Series 2559, Class IO, 5.00%, 8/15/30 (a)	251		3,457
Series 2611, Class QI, 5.50%, 9/15/32	4,944		543,111
Series 2694, Class LI, 4.50%, 7/15/19	134		722
Series 2949, Class IO, 5.50%, 3/15/35	899		84,582
Series 3437, Class SD, 6.46%, 4/15/38 (a)	32,583		4,812,965
Series 3504, Class GS, 5.84%, 1/15/39 (a)	50,016		4,679,386
Ginnie Mae Mortgage-Backed Securities:
Series 2006-49, Class SA, 6.22%, 2/20/36 (a)	5,261		562,918
Series 2007-23, Class ST, 5.96%, 4/20/37 (a)	4,566		503,903
Series 2009-92, Class SC, 5.86%, 10/16/39 (a)	13,378		1,588,510
Series 2010-4, Class SJ, 6.26%, 5/16/34 (a)	32,625		5,053,928
Series 2010-47, Class BX, 6.21%, 8/16/34 (a)	22,995		3,744,084
Series 2010-101, Class YT, 2.00%, 8/16/13	66,057		2,344,607

			25,487,160

Mortgage-Backed Securities — 153.7%
Fannie Mae Mortgage-Backed Securities:
4.00%, 12/15/40 (g)	46,700		47,422,402
4.50%, 8/01/25 - 1/15/41 (g)(h)(i)	276,327		288,709,192
5.00%, 1/01/23 - 1/15/41 (g)(i)	174,059		185,013,586
5.50%, 12/15/25 - 12/15/40 (g)(i)	140,121		151,272,275
5.97%, 8/01/16	3,082		3,520,070
6.00%, 12/15/40 (g)	21,800		23,721,125
6.50%, 12/15/40 (g)	49,900		55,357,812
7.50%, 2/01/22	—	(d)	157
9.50%, 1/01/19 - 9/01/19	3		3,575
Freddie Mac Mortgage-Backed Securities:
2.73%, 1/01/35 (a)	207		208,225

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
4.51%, 11/01/17 (a)	$20		$20,498
4.98%, 10/01/34 (a)	543		569,641
5.00%, 2/01/22 - 4/01/22 (i)	1,564		1,668,695
5.50%, 12/15/25 (g)	7,000		7,586,250
9.00%, 9/01/20 (i)	63		70,989
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	272		311,507
8.00%, 10/15/22 - 2/15/29	92		110,106
9.00%, 6/15/18 - 9/15/21	9		10,421

			765,576,526

Principal Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	24		21,265
Series 228, Class 1, 6/01/23	17		15,047
Series 1991-7, Class J, 2/25/21	21		18,824
Series 1993-51, Class E, 2/25/23	79		70,920
Series 1993-70, Class A, 5/25/23	12		10,715
Series 1999-W4, Class PO, 2/25/29	216		191,711
Series 2002-13, Class PR, 3/25/32	468		403,515
Series G93-2, Class KB, 1/25/23	189		176,006
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	86		76,691
Series 1571, Class G, 8/15/23	487		401,619
Series 1691, Class B, 3/15/24	1,154		1,035,021
Series 1739, Class B, 2/15/24	62		51,905
Series T-8, Class A10, 11/15/28	150		138,048

			2,611,287

Total U.S. Government Sponsored Agency Securities – 176.4%			878,748,338

U.S. Treasury Obligations

U.S. Treasury Bonds:
7.25%, 8/15/22	2,010		2,837,240
6.25%, 8/15/23 (h)	3,320		4,362,686
U.S. Treasury Inflation Indexed Bonds, 0.50%, 4/15/15	4,853		4,996,601
U.S. Treasury Notes:
1.25%, 10/31/15	5,785		5,734,381
2.25%, 11/30/17	3,615		3,638,440

4	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes (concluded):
3.50%, 2/15/18	$1,740	$1,894,289
2.63%, 8/15/20 (h)	22,790	22,533,612
2.63%, 11/15/20 (h)	6,210	6,118,788
4.50%, 8/15/39 (i)	330	353,049
4.38%, 5/15/40 (h)	36,985	38,741,787
3.88%, 8/15/40 (h)	20,390	19,590,325

Total U.S. Treasury Obligations – 22.2%		110,801,198

Total Long-Term Investments (Cost – $1,044,039,225) – 210.5%		1,048,608,474

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (j)(k)	6,098,699	6,098,699

Total Short-Term Securities (Cost – $6,098,699) – 1.2%		6,098,699

Options Purchased	Notional Amount (000)

Over-the-Counter Call Swaptions — 0.2%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Bank of America NA	$6,200	1,056,809

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Bank of America NA	6,200	49,662

Total Options Purchased (Cost – $492,280) – 0.2%		1,106,471

Total Investments Before TBA Sale Commitments and Options Written (Cost – $1,050,630,204*) – 211.9%		1,055,813,644

TBA Sale Commitments (g)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 12/15/40	60,000	(60,928,140)
4.50%, 8/01/25 - 1/15/41	136,200	(141,899,365)
5.00%, 1/01/23 - 1/15/41	41,700	(44,172,756)
Freddie Mac Mortgage-Backed Securities, 5.00%, 2/01/22 - 4/01/22	1,500	(1,592,109)

Total TBA Sale Commitments (Proceeds – $250,413,559) – (49.9)%		(248,592,370)

Options Written	Contracts	Value

Exchange Traded Call Options — (0.0)%
Five-Year U.S. Treasury Bond Future, Strike Price $119.50, Expires 2/18/11	16	$(19,875)
Ten-Year U.S. Treasury Bond Future, Strike Price $124, Expires 2/18/11	62	(112,375)

		(132,250)

Exchange Traded Put Options — (0.0)%
Five-Year U.S. Treasury Bond Future, Strike Price $119.50, Expires 2/18/11	16	(14,250)
Ten-Year U.S. Treasury Bond Future, Strike Price $124, Expires 2/18/11	62	(105,594)

		(119,844)

	Notional Amount (000)

Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, Expires 3/24/11, Broker JPMorgan Chase Bank NA	$7,000	(283,094)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(1,060,505)

		(1,343,599)

Over-the-Counter Put Swaptions — (0.0)%
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, Expires 3/24/11, Broker JPMorgan Chase Bank NA	7,000	(77,511)
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(121,245)

		(198,756)

Total Options Written (Premiums Received – $1,615,694) – (0.3)%		(1,794,449)

Total Investments, Net of TBA Sale Commitments and Options Written – 161.7%		805,426,825
Liabilities in Excess of Other Assets – (61.7)%		(307,209,344)

Net Assets – 100.0%		$498,217,481

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,050,907,378

Gross unrealized appreciation	$28,075,596
Gross unrealized depreciation	(23,169,330)

Net unrealized appreciation	$4,906,266

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(c)	Amount is less than $1,000.

(d)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Banc of America NA	$6,702,095	$1,033
Citigroup Global Markets, Inc.	$62,429,461	$109,301
Credit Suisse Securities (USA) LLC	$54,370,254	$(169,012)
Deutsche Bank Securities, Inc.	$(1,942,317)	$(17,645)
Goldman Sachs & Co.	$95,943,644	$41,289
Greenwich Financial Services	$6,702,096	$2
JPMorgan Securities, Inc.	$4,476,033	$12,768
Morgan Stanley Capital Services, Inc.	$(18,450,973)	$114,011
Nomura Securities International, Inc.	$23,694,964	$(3,204)
UBS Securities	$(21,400,646)	$60,260

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	857,657	5,241,042	6,098,699	$1,038

(k)	Represents the current yield as of report date.

•	Interest rate floors outstanding as of November 30, 2010 were as follows:

	Notional Amount (000)	Value	Depreciation Unrealized

Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 3/25/11, Broker Goldman Sachs Bank USA	$60,000	$(1,223,100)	$(559,100)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, Expires 9/15/11, Broker Citibank NA	$24,000	(1,196,592)	(736,592)

Total		$(2,419,692)	$(1,295,692)

6	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Reverse repurchase agreements outstanding as of November 30, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America NA	0.23%	10/13/10	Open	$9,954,003	$9,950,888
Bank of America NA	0.24%	10/14/10	Open	8,922,855	8,920,000
Barclays Capital, Inc.	0.30%	10/15/10	Open	37,334,652	37,320,035
Barclays Capital, Inc.	0.25%	11/01/10	Open	13,142,738	13,140,000
Credit Suisse Securities (USA), Inc.	0.24%	11/03/10	Open	8,831,648	8,830,000
Merrill Lynch & Co., Inc.	0.23%	11/18/10	Open	5,588,815	5,588,351
Credit Suisse Securities (USA), Inc.	0.23%	11/19/10	12/13/10	4,572,351	4,572,000
Barclays Capital, Inc.	(0.30)%	11/30/10	Open	6,132,324	6,132,375

Total				$94,479,386	$94,453,649

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

40	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$8,782,184	$316
80	Euro Dollars	Chicago Mercantile	December 2010	$19,937,095	(12,595)
26	5-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$3,116,190	(49)
37	30-Year Ultra Long Term U.S. Treasury Bond	Chicago Board of Trade	March 2011	$4,783,386	105,239
8	Euro Dollars	Chicago Mercantile	March 2011	$1,990,142	(1,642)
9	Euro Dollars	Chicago Mercantile	March 2012	$2,230,563	(475)
34	Euro Dollars	Chicago Mercantile	June 2012	$8,421,318	(6,318)
51	Euro Dollars	Chicago Mercantile	September 2012	$12,623,616	(18,328)
25	Euro Dollars	Chicago Mercantile	June 2013	$6,142,632	2,056
19	Euro Dollars	Chicago Mercantile	September 2013	$4,656,715	3,035

Total					$71,239

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

308	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$37,126,620	$(25,881)
607	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$76,046,164	142,711
59	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$12,923,310	(19,815)
1,242	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$153,896,913	(246,931)
80	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$10,111,015	(71,485)
4	Euro Dollars	Chicago Mercantile	June 2011	$995,889	2,339
3	Euro Dollars	Chicago Mercantile	September 2011	$746,392	1,679
300	Euro Dollars	Chicago Mercantile	December 2011	$74,223,603	(187,647)
11	Euro Dollars	Chicago Mercantile	December 2012	$2,719,858	5,745
9	Euro Dollars	Chicago Mercantile	March 2013	$2,221,850	5,150

Total					$(394,135)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of November 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.45% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2011	$20,000	$(123,671)
0.83% (a)	3-month LIBOR	Deutsche Bank AG	July 2012	$34,800	(79,537)
4.88% (b)	3-month LIBOR	UBS AG	March 2015	$25,000	3,579,675
4.87% (b)	3-month LIBOR	Goldman Sachs Bank USA	January 2016	$5,500	838,955
2.81% (b)	3-month LIBOR	Citibank NA	February 2016	$20,000	1,000,413
5.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2016	$5,400	1,094,369
5.51% (b)	3-month LIBOR	Bank of America NA	August 2017	$95,147	19,345,391
5.88% (a)	3-month LIBOR	Deutsche Bank AG	June 2018	$31,930	(7,066,490)
4.55% (a)	3-month LIBOR	Citibank NA	September 2018	$41,600	(5,992,399)
4.31% (a)	3-month LIBOR	Deutsche Bank AG	October 2018	$66,000	(8,380,802)
3.17% (b)	3-month LIBOR	Bank of America NA	March 2019	$4,700	182,643
3.09% (a)	3-month LIBOR	Deutsche Bank AG	March 2019	$25,700	(863,690)
2.88% (b)	3-month LIBOR	Deutsche Bank AG	April 2019	$39,700	647,491
3.23% (a)	3-month LIBOR	Deutsche Bank AG	May 2019	$2,800	(117,277)
3.90% (a)	3-month LIBOR	Barclays Bank Plc	June 2019	$20,000	(1,876,393)
3.55% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	$15,000	(1,110,613)
5.49% (a)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	$5,400	(1,006,651)
3.67% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	$4,600	327,676
5.67% (a)	3-month LIBOR	Citigroup Global Markets Inc.	January 2020	$12,400	(2,343,707)
3.88% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2020	$7,600	672,035
3.71% (a)	3-month LIBOR	Deutsche Bank AG	February 2020	$9,200	(673,318)
3.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	$28,000	2,056,154
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	$9,565	2,166,443

Total					$2,276,697

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

8	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$11,846,438	$962,142	$12,808,580
Non-Agency Mortgage-Backed Securities	—	39,110,938	7,139,420	46,250,358
U.S. Government Sponsored Agency Securities	—	873,032,235	5,716,103	878,748,338
U.S. Treasury Obligations	—	110,801,198	—	110,801,198
Short-Term Securities	$6,098,699	—	—	6,098,699
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(248,592,370)	—	(248,592,370)
TALF Loans	—	(11,739,534)	—	(11,739,534)

Total	$6,098,699	$774,458,905	$13,817,665	$794,375,269

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$268,270	$33,017,716	—	$33,285,986
Liabilities:
Interest rate contracts	(843,260)	(32,373,495)	$(1,223,100)	(34,439,855)

Total	$(574,990)	$644,221	$(1,223,100)	$(1,153,869)

[1]

Derivative financial instruments are swaps, financial futures contracts, interest rate floors and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and interest rate floors and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total

Assets:
Balance, as of August 31, 2010	$1,261,564	$8,085,631	$5,750,715	$15,097,910
Accrued discounts/premiums	(50,722)	(380,091)	(3,724)	(434,537)
Net realized gain (loss)	—	(560,519)	(3,798)	(564,317)
Net change in unrealized appreciation/depreciation[2].	(248,700)	226,072	65,459	42,831
Purchases	—	—	—	—
Sales	—	(121,013)	(92,549)	(213,562)
Transfer in3	—	—	—	—
Transfer out[3]	—	(110,660)	—	(110,660)

Balance, as of November 30, 2010	$962,142	$7,139,420	$5,716,103	$13,817,665

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(451,771).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Liabilities:
Balance, as of August 31, 2010	$(3,446,023)
Accrued discounts/premiums	—
Net realized gain (loss)	55,333
Net change in unrealized appreciation/depreciation[4]	970,998
Purchases	—
Sales	—
Transfer in3	—
Transfer out[3]	1,196,592

Balance, as of November 30, 2010	$(1,223,100)

[4]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $659,022.

10	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: January 26, 2011